Postretirement Benefits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013 Age	Sep. 30, 2013 Age	Sep. 30, 2012	Sep. 30, 2011
Compensation And Retirement Disclosure [Abstract]
Employee age limit for eligibility	65	65
Unfunded plan liability		$ 376
Payment towards plan benefits		39	59	48
Participants contribution towards plan		$ 14	$ 12	$ 18